Subsequent Events	12 Months Ended
Jan. 31, 2021
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Subsequent Events
34.	SUBSEQUENT EVENTS
On February 16, 2021, the Company increased the amount outstanding under its Term Loan
B-1
by U.S. $300.0 million to U.S. $1,507.6 million. This incremental of U.S. $300.0 million has the same terms and conditions as the original Term Loan
B-1,
bearing interest at a rate of 200 basis points over LIBOR with a LIBOR floor of 0.00% and maturing in May 2027. On the same date, the Company fully repaid the outstanding U.S. $597.0 million Term Loan
B-2.